Statements of Changes in ShareHolders' Equity (Deficit) - USD ($)		Common Stock [Member]	Common Stock [Member] EUDA Health Limited [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] EUDA Health Limited [Member]	Total	EUDA Health Limited [Member]	AOCI Attributable to Parent [Member] EUDA Health Limited [Member]	Parent [Member] EUDA Health Limited [Member]
Beginning balance, shares at Dec. 31, 2019			1,000,000
Beginning balance, Value at Dec. 31, 2019			$ 299,751			$ (860,071)		$ (549,967)	$ 10,353
Net Income (loss)								175,575
Issuance of ordinary shares, shares			35,112					35,112
Acquisition of non-controlling interest								19,778		19,778
Net (loss) income						175,575		198,972		23,397
Foreign currency translation adjustment								(21,250)	(21,309)	59
Ending balance at Dec. 31, 2020								(360,589)
Ending balance, shares at Dec. 31, 2020			1,000,000
Ending balance, value at Dec. 31, 2020			$ 334,863			(684,496)		(317,355)	(10,956)	43,234
Net Income (loss)								994,632
Net (loss) income						994,632		1,030,315		35,683
Foreign currency translation adjustment								11,357	11,447	(90)
Ending balance, shares at Sep. 30, 2021			1,000,000
Ending balance, value at Sep. 30, 2021			$ 334,863			310,136		724,317	491	78,827
Beginning balance at Dec. 31, 2020								(360,589)
Beginning balance, shares at Dec. 31, 2020			1,000,000
Beginning balance, Value at Dec. 31, 2020			$ 334,863			(684,496)		(317,355)	(10,956)	43,234
Net Income (loss)								864,829
Net (loss) income						864,829		900,396		35,567
Foreign currency translation adjustment								17,009	16,992	17
Ending balance at Dec. 31, 2021								521,232
Ending balance, shares at Dec. 31, 2021			1,000,000
Ending balance, value at Dec. 31, 2021			$ 334,863			180,333		600,050	6,036	78,818
Beginning balance at Jan. 19, 2021
Beginning balance, shares at Jan. 19, 2021	[1],[2]
Issuance of ordinary shares to Initial Shareholder upon formation				1			1
Issuance of ordinary shares to Initial Shareholder upon formation, shares	[1],[2]	1
Issuance of ordinary shares to Initial Shareholder				37,499			37,499
Issuance of ordinary shares to Initial Shareholder, shares	[1],[2]	2,156,249
Net Income (loss)					(8,377)		(8,377)
Ending balance at Jul. 31, 2021				37,500	(8,377)		29,123
Ending balance, shares at Jul. 31, 2021	[1],[2],[3],[4]	2,156,250
Net Income (loss)					(45,587)		(45,587)
Ending balance at Oct. 31, 2021				37,500	(53,964)		(16,464)
Ending balance, shares at Oct. 31, 2021	[3],[4]	2,156,250
Beginning balance at Jul. 31, 2021				37,500	(8,377)		29,123
Beginning balance, shares at Jul. 31, 2021	[1],[2],[3],[4]	2,156,250
Net Income (loss)					(1,762,838)		(1,762,838)
Issuance of ordinary shares, shares				86,250,000			86,250,000
Issuance of ordinary shares	[1]	8,625,000
Sale of 292,250 Private Units				2,922,500			2,922,500
Sale of 292,250 Private Units, shares	[1]	292,250
Sale of representative’s purchase option				100			100
Underwriters’ commission				(1,725,000)			(1,725,000)
Deferred underwriter commission				(3,018,750)			(3,018,750)
Other offering expenses				(649,588)			(649,588)
Ordinary shares subject to redemption				(71,074,007)			(71,074,007)
Ordinary shares subject to redemption, shares	[1]	(8,625,000)
Subsequent measurement of ordinary shares subject to redemption under ASC 480-10-S99				(12,742,755)	(1,952,335)		(14,695,090)
Ending balance at Jul. 31, 2022					(3,723,550)		(3,723,550)
Ending balance, shares at Jul. 31, 2022	[1]	2,448,500
Beginning balance at Dec. 31, 2021								521,232
Beginning balance, shares at Dec. 31, 2021			1,000,000
Net Income (loss)								$ (1,637,793)
Issuance of ordinary shares								1,000,000
Net (loss) income						(1,637,793)		$ (1,635,567)		2,226
Foreign currency translation adjustment								2,698	3,953	(1,255)
Ending balance at Jun. 30, 2022								(1,112,608)
Ending balance, shares at Jun. 30, 2022			1,000,000
Ending balance, value at Jun. 30, 2022			$ 334,863			(1,457,460)		(1,032,819)	9,989	79,789
Beginning balance at Dec. 31, 2021								521,232
Beginning balance, shares at Dec. 31, 2021			1,000,000
Beginning balance, Value at Dec. 31, 2021			$ 334,863			$ 180,333		600,050	$ 6,036	$ 78,818
Net Income (loss)								$ (2,378,122)
Issuance of ordinary shares, shares			$ 500,000
Issuance of ordinary shares			500,000					500,000
Net (loss) income						$ (2,378,122)		$ (2,376,864)		$ 1,258
Foreign currency translation adjustment								10,428	12,717	(2,289)
Ending balance at Sep. 30, 2022								(1,344,173)
Ending balance, shares at Sep. 30, 2022			1,500,000
Ending balance, value at Sep. 30, 2022			$ 834,863			$ (2,197,789)		$ (1,266,386)	$ 18,753	$ 77,787
Beginning balance at Jul. 31, 2022					(3,723,550)		(3,723,550)
Beginning balance, shares at Jul. 31, 2022	[1]	2,448,500
Net Income (loss)					201,012		201,012
Subsequent measurement of ordinary shares subject to redemption under ASC 480-10-S99					(499,343)		(499,343)
Ending balance at Oct. 31, 2022					$ (4,021,881)		$ (4,021,881)
Ending balance, shares at Oct. 31, 2022		2,448,500

[1]	As of July 31, 2021, this number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[2]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[3]	On October 25, 2021, the Company issued additional 718,750 ordinary shares which were purchased by the Sponsor, resulting in an aggregate of 2,156,250 ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 5).
[4]	This number includes an aggregate of up to 281,250 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).